Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Wilshire Mutual Funds, Inc.
Entity Central Index Key	0000890453
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Investment Class
Shareholder Report [Line Items]
Fund Name	Large Company Growth Portfolio
Class Name	Investment Class
Trading Symbol	DTLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$153[1]	1.30%
[1]
Expenses Paid, Amount	$ 153	[1]
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Information Technology was by far the top contributor of relative return

Top Detractors
↓	Stock selection within Consumer Discretionary and Healthcare was the primary detractors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	36.02	17.26	14.57
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 1000 Growth Total Return	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 251,456,940
Holdings Count | $ / shares	353
Advisory Fees Paid, Amount	$ 1,843,429
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$251,456,940
Number of Holdings	353
Net Advisory Fee	$1,843,429
Portfolio Turnover	66%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	34.3%
Consumer Discretionary	13.2%
Communication Services	12.4%
Financials	6.3%
Industrials	5.9%
Health Care	5.8%
Mortgage Securities	3.4%
Asset Backed Securities	2.3%
Consumer Staples	1.8%
Cash & Other	14.6%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	8.7%
Microsoft Corp.	7.9%
Amazon.com, Inc.	7.1%
Apple, Inc.	5.0%
Meta Platforms, Inc.	4.9%
Russell 1000 Growth Total Return Index	4.9%
Alphabet, Inc.	3.4%
Netflix, Inc.	2.8%
Broadcom, Inc.	2.8%
Voya VACS Series SC Fund	2.4%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Large Company Growth Portfolio
Class Name	Institutional Class
Trading Symbol	WLCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$118[1]	1.00%
[2]
Expenses Paid, Amount	$ 118	[2]
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Information Technology was by far the top contributor of relative return

Top Detractors
↓	Stock selection within Consumer Discretionary and Healthcare was the primary detractors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	36.43	17.63	14.92
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 1000 Growth Total Return	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 251,456,940
Holdings Count | $ / shares	353
Advisory Fees Paid, Amount	$ 1,843,429
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$251,456,940
Number of Holdings	353
Net Advisory Fee	$1,843,429
Portfolio Turnover	66%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	34.3%
Consumer Discretionary	13.2%
Communication Services	12.4%
Financials	6.3%
Industrials	5.9%
Health Care	5.8%
Mortgage Securities	3.4%
Asset Backed Securities	2.3%
Consumer Staples	1.8%
Cash & Other	14.6%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	8.7%
Microsoft Corp.	7.9%
Amazon.com, Inc.	7.1%
Apple, Inc.	5.0%
Meta Platforms, Inc.	4.9%
Russell 1000 Growth Total Return Index	4.9%
Alphabet, Inc.	3.4%
Netflix, Inc.	2.8%
Broadcom, Inc.	2.8%
Voya VACS Series SC Fund	2.4%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Large Company Value Portfolio
Class Name	Investment Class
Trading Symbol	DTLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$139[1]	1.30%
[3]
Expenses Paid, Amount	$ 139	[3]
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Consumer Discretionary and overweight exposure to Financials by the top contributor of relative return

Top Detractors
↓	Stock selection within Energy weighted on relative performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	13.37	7.75	7.13
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 1000 Value Total Return	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 162,068,791
Holdings Count | $ / shares	539
Advisory Fees Paid, Amount	$ 1,211,502
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$162,068,791
Number of Holdings	539
Net Advisory Fee	$1,211,502
Portfolio Turnover	38%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	20.0%
Information Technology	12.9%
Industrials	11.7%
Health Care	11.0%
Energy	5.6%
Consumer Discretionary	5.4%
Consumer Staples	4.8%
Communication Services	3.8%
Mortgage Securities	3.6%
Cash & Other	21.2%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.9%
Russell 1000 Value Total Return Index	2.4%
F5, Inc.	1.5%
Microsoft Corp.	1.4%
Bank of America Corp.	1.3%
Workday, Inc.	1.2%
Federal National Mortgage Association	1.2%
Citigroup, Inc.	1.2%
Wells Fargo & Co.	1.1%
JPMorgan Chase & Co.	1.0%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Large Company Value Portfolio
Class Name	Institutional Class
Trading Symbol	WLCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107[1]	1.00%
[4]
Expenses Paid, Amount	$ 107	[4]
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Consumer Discretionary and overweight exposure to Financials by the top contributor of relative return

Top Detractors
↓	Stock selection within Energy weighted on relative performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	13.75	8.07	7.42
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 1000 Value Total Return	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 162,068,791
Holdings Count | $ / shares	539
Advisory Fees Paid, Amount	$ 1,211,502
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$162,068,791
Number of Holdings	539
Net Advisory Fee	$1,211,502
Portfolio Turnover	38%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	20.0%
Information Technology	12.9%
Industrials	11.7%
Health Care	11.0%
Energy	5.6%
Consumer Discretionary	5.4%
Consumer Staples	4.8%
Communication Services	3.8%
Mortgage Securities	3.6%
Cash & Other	21.2%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.9%
Russell 1000 Value Total Return Index	2.4%
F5, Inc.	1.5%
Microsoft Corp.	1.4%
Bank of America Corp.	1.3%
Workday, Inc.	1.2%
Federal National Mortgage Association	1.2%
Citigroup, Inc.	1.2%
Wells Fargo & Co.	1.1%
JPMorgan Chase & Co.	1.0%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Small Company Growth Portfolio
Class Name	Investment Class
Trading Symbol	DTSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$138[1]	1.35%
[5]
Expenses Paid, Amount	$ 138	[5]
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Energy was the top contributor of relative return

Top Detractors
↓	Stock selection within Healthcare was by far the largest detractor of relative performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	4.24	4.17	7.25
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 2000 Growth Total Return	15.15	6.86	8.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 24,686,265
Holdings Count | $ / shares	365
Advisory Fees Paid, Amount	$ 73,097
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$24,686,265
Number of Holdings	365
Net Advisory Fee	$73,097
Portfolio Turnover	63%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Health Care	22.1%
Industrials	20.9%
Information Technology	20.0%
Consumer Discretionary	12.4%
Financials	9.6%
Energy	4.7%
Consumer Staples	4.5%
Materials	2.3%
Communication Services	1.0%
Cash & Other	2.5%

Top 10 Issuers	(% of Net Assets)
Pegasystems, Inc.	2.3%
Workiva, Inc.	2.2%
Texas Roadhouse, Inc.	1.9%
LeMaitre Vascular, Inc.	1.9%
Guidewire Software, Inc.	1.6%
Excelerate Energy, Inc.	1.5%
AAON, Inc.	1.5%
Casella Waste Systems, Inc.	1.4%
Sprouts Farmers Market, Inc.	1.4%
OneSpaWorld Holdings Ltd.	1.4%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Small Company Growth Portfolio
Class Name	Institutional Class
Trading Symbol	WSMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112[1]	1.10%
[6]
Expenses Paid, Amount	$ 112	[6]
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Energy was the top contributor of relative return

Top Detractors
↓	Stock selection within Healthcare was by far the largest detractor of relative performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	4.54	4.43	7.52
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 2000 Growth Total Return	15.15	6.86	8.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 24,686,265
Holdings Count | $ / shares	365
Advisory Fees Paid, Amount	$ 73,097
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$24,686,265
Number of Holdings	365
Net Advisory Fee	$73,097
Portfolio Turnover	63%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Health Care	22.1%
Industrials	20.9%
Information Technology	20.0%
Consumer Discretionary	12.4%
Financials	9.6%
Energy	4.7%
Consumer Staples	4.5%
Materials	2.3%
Communication Services	1.0%
Cash & Other	2.5%

Top 10 Issuers	(% of Net Assets)
Pegasystems, Inc.	2.3%
Workiva, Inc.	2.2%
Texas Roadhouse, Inc.	1.9%
LeMaitre Vascular, Inc.	1.9%
Guidewire Software, Inc.	1.6%
Excelerate Energy, Inc.	1.5%
AAON, Inc.	1.5%
Casella Waste Systems, Inc.	1.4%
Sprouts Farmers Market, Inc.	1.4%
OneSpaWorld Holdings Ltd.	1.4%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Small Company Value Portfolio
Class Name	Investment Class
Trading Symbol	DTSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$140[1]	1.35%
[7]
Expenses Paid, Amount	$ 140	[7]
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Healthcare and Financials was the top contributor of relative return

Top Detractors
↓	Stock selection within Consumer Discretionary was the top detractor of relative performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	7.70	8.49	7.12
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 2000 Value Total Return	8.05	7.29	7.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 25,104,923
Holdings Count | $ / shares	619
Advisory Fees Paid, Amount	$ 64,121
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$25,104,923
Number of Holdings	619
Net Advisory Fee	$64,121
Portfolio Turnover	53%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	31.4%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	7.4%
Health Care	6.6%
Energy	6.1%
Information Technology	5.8%
Materials	4.9%
Consumer Staples	4.7%
Cash & Other	5.0%

Top 10 Issuers	(% of Net Assets)
Mr Cooper Group, Inc.	1.6%
Red Rock Resorts, Inc.	1.5%
Triumph Financial, Inc.	1.4%
First Advantage Corp.	1.2%
Enovis Corp.	1.1%
Live Oak Bancshares, Inc.	1.1%
Allegiant Travel Co.	1.0%
Ryman Hospitality Properties, Inc.	1.0%
Civitas Resources, Inc.	1.0%
Bank OZK	0.9%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Small Company Value Portfolio
Class Name	Institutional Class
Trading Symbol	WSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114[1]	1.10%
[8]
Expenses Paid, Amount	$ 114	[8]
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Healthcare and Financials was the top contributor of relative return

Top Detractors
↓	Stock selection within Consumer Discretionary was the top detractor of relative performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	7.93	8.76	7.40
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 2000 Value Total Return	8.05	7.29	7.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 25,104,923
Holdings Count | $ / shares	619
Advisory Fees Paid, Amount	$ 64,121
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$25,104,923
Number of Holdings	619
Net Advisory Fee	$64,121
Portfolio Turnover	53%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	31.4%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	7.4%
Health Care	6.6%
Energy	6.1%
Information Technology	5.8%
Materials	4.9%
Consumer Staples	4.7%
Cash & Other	5.0%

Top 10 Issuers	(% of Net Assets)
Mr Cooper Group, Inc.	1.6%
Red Rock Resorts, Inc.	1.5%
Triumph Financial, Inc.	1.4%
First Advantage Corp.	1.2%
Enovis Corp.	1.1%
Live Oak Bancshares, Inc.	1.1%
Allegiant Travel Co.	1.0%
Ryman Hospitality Properties, Inc.	1.0%
Civitas Resources, Inc.	1.0%
Bank OZK	0.9%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	FT Wilshire 5000® Index Fund
Class Name	Investment Class
Trading Symbol	WFIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$62[1]	0.56%
[9]
Expenses Paid, Amount	$ 62	[9]
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	US Duration Position, US IG Credit

Top Detractors
↓	Non-US Sovereign Debt, Agency Mortgages, Structured Products

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	22.60	13.32	11.97
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 284,780,611
Holdings Count | $ / shares	2,206
Advisory Fees Paid, Amount	$ 267,275
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$284,780,611
Number of Holdings	2,206
Net Advisory Fee	$267,275
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	30.2%
Financials	13.8%
Consumer Discretionary	11.2%
Health Care	10.4%
Industrials	9.3%
Communication Services	8.9%
Consumer Staples	5.3%
Energy	3.4%
Real Estate	2.5%
Cash & Other	5.0%

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	6.8%
NVIDIA Corp.	5.7%
Microsoft Corp.	5.4%
Alphabet, Inc.	3.7%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.3%
Tesla, Inc.	2.0%
Broadcom, Inc.	1.9%
Berkshire Hathaway, Inc.	1.3%
JPMorgan Chase & Co.	1.2%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	FT Wilshire 5000® Index Fund
Class Name	Institutional Class
Trading Symbol	WINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37[1]	0.33%
[10]
Expenses Paid, Amount	$ 37	[10]
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	US Duration Position, US IG Credit

Top Detractors
↓	Non-US Sovereign Debt, Agency Mortgages, Structured Products

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	22.91	13.59	12.26
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 284,780,611
Holdings Count | $ / shares	2,206
Advisory Fees Paid, Amount	$ 267,275
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$284,780,611
Number of Holdings	2,206
Net Advisory Fee	$267,275
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	30.2%
Financials	13.8%
Consumer Discretionary	11.2%
Health Care	10.4%
Industrials	9.3%
Communication Services	8.9%
Consumer Staples	5.3%
Energy	3.4%
Real Estate	2.5%
Cash & Other	5.0%

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	6.8%
NVIDIA Corp.	5.7%
Microsoft Corp.	5.4%
Alphabet, Inc.	3.7%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.3%
Tesla, Inc.	2.0%
Broadcom, Inc.	1.9%
Berkshire Hathaway, Inc.	1.3%
JPMorgan Chase & Co.	1.2%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Wilshire International Equity Fund
Class Name	Investment Class
Trading Symbol	WLCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$154[1]	1.50%
[11]
Expenses Paid, Amount	$ 154	[11]
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continued to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Consumer Discretionary and Financials was the contributor of return

Top Detractors
↓	Stock selection within Healthcare was the top detractor of relative performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	5.93	5.70	6.01
MSCI AC WORLD INDEX ex USA Net (USD)	5.53	4.10	4.80
MSCI ACWI ex-USA IMI Index Net (USD)	5.23	4.12	4.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 208,067,261
Holdings Count | $ / shares	1,177
Advisory Fees Paid, Amount	$ 1,897,123
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$208,067,261
Number of Holdings	1,177
Net Advisory Fee	$1,897,123
Portfolio Turnover	49%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	18.6%
Industrials	15.9%
Information Technology	10.9%
Consumer Discretionary	9.8%
Health Care	9.0%
Materials	5.0%
Communication Services	4.0%
Consumer Staples	4.0%
Mortgage Securities	3.8%
Cash & Other	19.0%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Novo Nordisk AS	1.4%
Federal National Mortgage Association	1.2%
MSCI EAFE Total Return Index	1.1%
SAP SE	1.0%
Sea Ltd.	1.0%
UBS Group AG	1.0%
Safran SA	0.9%
AstraZeneca PLC	0.9%

Top Ten Countries	(% of Net Assets)
United States	15.8%
Japan	10.2%
United Kingdom	8.9%
Germany	5.5%
Canada	5.3%
France	5.3%
China	4.6%
Taiwan	4.0%
Switzerland	3.4%
Cash & Other	37.1%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilshire International Equity Fund
Class Name	Institutional Class
Trading Symbol	WLTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$129[1]	1.25%
[12]
Expenses Paid, Amount	$ 129	[12]
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continued to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Consumer Discretionary and Financials was the contributor of return

Top Detractors
↓	Stock selection within Healthcare was the top detractor of relative performance

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	6.29	5.98	6.29
MSCI AC WORLD INDEX ex USA Net (USD)	5.53	4.10	4.80
MSCI ACWI ex-USA IMI Index Net (USD)	5.23	4.12	4.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 208,067,261
Holdings Count | $ / shares	1,177
Advisory Fees Paid, Amount	$ 1,897,123
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$208,067,261
Number of Holdings	1,177
Net Advisory Fee	$1,897,123
Portfolio Turnover	49%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	18.6%
Industrials	15.9%
Information Technology	10.9%
Consumer Discretionary	9.8%
Health Care	9.0%
Materials	5.0%
Communication Services	4.0%
Consumer Staples	4.0%
Mortgage Securities	3.8%
Cash & Other	19.0%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Novo Nordisk AS	1.4%
Federal National Mortgage Association	1.2%
MSCI EAFE Total Return Index	1.1%
SAP SE	1.0%
Sea Ltd.	1.0%
UBS Group AG	1.0%
Safran SA	0.9%
AstraZeneca PLC	0.9%

Top Ten Countries	(% of Net Assets)
United States	15.8%
Japan	10.2%
United Kingdom	8.9%
Germany	5.5%
Canada	5.3%
France	5.3%
China	4.6%
Taiwan	4.0%
Switzerland	3.4%
Cash & Other	37.1%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Investment Class
Shareholder Report [Line Items]
Fund Name	Wilshire Income Opportunities Fund
Class Name	Investment Class
Trading Symbol	WIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$117[1]	1.15%
[13]
Expenses Paid, Amount	$ 117	[13]
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Exposure to credit such as high yield, bank loans, and emerging market sovereigns significantly outperformed the Bloomberg US Aggregate Bond Index

Top Detractors
↓	Exposure to government securities was a detractor of relative return

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/30/2016)
Investment Class (without sales charge)	3.50	0.33	2.25
Bloomberg U.S. Universal Bond Index	2.04	0.06	1.61
Custom Blended Index	3.76	1.10	2.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 198,055,466
Holdings Count | $ / shares	1,488
Advisory Fees Paid, Amount	$ 940,921
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$198,055,466
Number of Holdings	1,488
Net Advisory Fee	$940,921
Portfolio Turnover	94%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mortgage Securities	26.7%
Government	19.0%
Asset Backed Securities	10.4%
Financial	7.6%
Consumer, Cyclical	5.9%
Consumer, Non-cyclical	5.0%
Energy	4.9%
Industrial	3.5%
Utilities	3.4%
Cash & Other	13.5%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	9.6%
Federal National Mortgage Association	5.0%
Federal Home Loan Mortgage Corp.	3.3%
BX Trust	2.1%
Voya VACS Series HYB Fund	1.6%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.4%
Voya VACS Series EMHCD Fund	0.9%
Progress Residential Trust	0.9%
Indonesia Treasury Bond	0.8%
AMSR Trust	0.8%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Wilshire Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WIOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92[1]	0.90%
[14]
Expenses Paid, Amount	$ 92	[14]
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Exposure to credit such as high yield, bank loans, and emerging market sovereigns significantly outperformed the Bloomberg US Aggregate Bond Index

Top Detractors
↓	Exposure to government securities was a detractor of relative return

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/30/2016)
Institutional Class (without sales charge)	3.80	0.58	2.47
Bloomberg U.S. Universal Bond Index	2.04	0.06	1.61
Custom Blended Index	3.76	1.10	2.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 198,055,466
Holdings Count | $ / shares	1,488
Advisory Fees Paid, Amount	$ 940,921
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$198,055,466
Number of Holdings	1,488
Net Advisory Fee	$940,921
Portfolio Turnover	94%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Mortgage Securities	26.7%
Government	19.0%
Asset Backed Securities	10.4%
Financial	7.6%
Consumer, Cyclical	5.9%
Consumer, Non-cyclical	5.0%
Energy	4.9%
Industrial	3.5%
Utilities	3.4%
Cash & Other	13.5%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	9.6%
Federal National Mortgage Association	5.0%
Federal Home Loan Mortgage Corp.	3.3%
BX Trust	2.1%
Voya VACS Series HYB Fund	1.6%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.4%
Voya VACS Series EMHCD Fund	0.9%
Progress Residential Trust	0.9%
Indonesia Treasury Bond	0.8%
AMSR Trust	0.8%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature

[1]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.

[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.

[3]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.

[4]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.

[5]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.

[6]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.

[7]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.

[8]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.

[9]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.

[10]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.

[11]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.

[12]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.

[13]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.

[14]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.